Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 2,937	$ 4,444	$ 2,071
Accounts receivable		2,952	1,178	1,283
Prepaid expenses and other assets		325	88	129
Inventories, net		2,264	2,581	2,129
Total current assets		8,478	8,291	5,612
Property and equipment, net		2,388	2,457	2,982
Operating lease right-of-use assets		856	904	1,086
Other long-term assets		50
Intangible assets, net		1,737	1,771	1,907
Total assets		13,509	13,423	11,587
Current liabilities:
Trade payables		1,769	605	674
Accrued expenses and other liabilities		1,255	1,198	1,268
Deferred revenues		159	138	66
Current maturities of long-term debt		1,504	1,500	1,125
Total current liabilities		4,687	3,441	3,133
Long-term operating lease liabilities		676	744	940
Long-term loans		1,025	2,032	1,835
Shareholders' loan				6,166
Shareholders' convertible loans				3,837
Conversion component of convertible loans				703
Warrants to purchase preferred shares		426	442	112
Total liabilities		6,814	6,659	16,726
Preferred shares value		29,703	29,703	12,820
Shareholders' deficit:
Ordinary shares value	[1]
Additional paid-in capital		17,931	16,413	16,326
Accumulated deficit		(40,939)	(39,352)	(34,285)
Total shareholders' deficit		(23,008)	(22,939)	(17,959)
Total liabilities, preferred shares and shareholders' deficit		$ 13,509	$ 13,423	$ 11,587

[1]	Amount less than $1.